Debt Debt (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended						0 Months Ended			12 Months Ended		0 Months Ended		12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2006	Aug. 22, 2012	Jul. 20, 2012	May 14, 2007 Senior Secured Notes, 11.375% Due 2009 [Member]	Oct. 03, 2012 Senior Secured Notes, 11.375% Due 2009 [Member]	Aug. 23, 2006 Senior Secured Notes, 11.375% Due 2009 [Member]	Dec. 31, 2012 Debtor in Possession Financing [Member]	Aug. 22, 2012 Debtor in Possession Financing [Member]	Nov. 13, 2012 Support Agreement [Member] Senior Notes [Member] Senior Secured Notes, 10.5% Due 2017 [Member]	Nov. 13, 2012 Support Agreement [Member] Senior Notes [Member] Senior Secured Notes, 11.375% Due 2009 [Member]	Dec. 31, 2012 Support Agreement [Member] Exit Facility [Member]	Nov. 13, 2012 Support Agreement [Member] Exit Facility [Member]	Nov. 13, 2012 Noteholders [Member] Support Agreement [Member]	Oct. 03, 2012 Noteholders [Member] Support Agreement [Member]	Nov. 13, 2012 Preferred Stockholders [Member] Support Agreement [Member]	Oct. 03, 2012 Preferred Stockholders [Member] Support Agreement [Member] Senior Secured Notes, 10.5% Due 2017 [Member]	Nov. 13, 2012 Preferred Stockholders [Member] Support Agreement [Member] Senior Notes [Member] Senior Secured Notes, 10.5% Due 2017 [Member]	Oct. 03, 2012 Preferred Stockholders [Member] Support Agreement [Member] Senior Notes [Member] Senior Secured Notes, 10.5% Due 2017 [Member]
Debt Instrument [Line Items]
Cancellation of 11 3/8% senior secured notes and accrued interest theron in connection with reorganization			$ 316,209	$ 0	$ 0									$ 316,209	$ 316,209
Restructuring Plan, Percentage of Outstanding Common Stock Committed to Counterparty																		97.50%		2.50%
Issuance of senior secured notes			150,000	0	0						210,000										150,000	150,000	150,000
Debt instrument, stated interest rate percentage										11.375%				10.50%					11.375%			10.50%
Line of Credit Facility, Maximum Borrowing Capacity	25,000																25,000
Line of Credit Facility, Borrowing Base Limitation, Percentage of Eligible Receivables																85.00%
Proceeds from DIP Credit Facility													15,900
Investment securities			0	13,567			13,898						13,898
Debt Instrument, Fee Amount													125
Interest expense												241
Line of Credit Facility, Term						5 years
Line of Credit Facility, Extension, Increase in Margin Percentage								0.25%
Debt Instrument, Increase, Additional Borrowings									90,000
Debt Instrument, Issue Price as a Percentage of Principal									105.75%
Proceeds from Issuance of Long-term Debt									95,175
Debt Instrument, Unamortized Premium				840
Amortization of bond premium	$ 0	$ 308	$ 840	$ 1,146	$ 1,024